Other Financial Data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Income
Equity earnings	$ 7	$ 18	$ 18
Realized (loss) gain on sale of investments	18	(2)	(1)
(Loss) gain on disposal of businesses		(4)	13
(Loss) gain on extinguishment of debt	(19)	(8)	5
Other	(1)	(4)	(1)
Other income	5		34
Fixed Assets, net
Fixed assets, gross	1,971	1,877
Less: Accumulated depreciation	1,188	1,096
Fixed assets, net	783	781
Depreciation expense including software amortization	220	151	149
Software
Fixed Assets, net
Fixed assets, gross	730	662
Leasehold improvements
Fixed Assets, net
Fixed assets, gross	407	436
Furniture, fixtures and equipment
Fixed Assets, net
Fixed assets, gross	326	342
Computer equipment
Fixed Assets, net
Fixed assets, gross	274	245
Land and buildings
Fixed Assets, net
Fixed assets, gross	108	108
Automobiles and aircraft
Fixed Assets, net
Fixed assets, gross	39	39
Construction in progress
Fixed Assets, net
Fixed assets, gross	$ 87	$ 45